Document and Entity Information	Jun. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 04, 2026
Securities Act File Number	001-41248
Entity Registrant Name	Knightscope, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-2482575
Entity Address, State or Province	CA
Entity Address, Address Line One	305 North Mathilda Avenue
Entity Address, City or Town	Sunnyvale
Entity Address, Postal Zip Code	94085
City Area Code	650
Local Phone Number	924-1025
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	KSCP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001600983
Amendment Flag	false